Summary of significant accounting policies - Schedule of financial statement amounts and balances of the VIEs (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
ASSETS
Cash and cash equivalents	¥ 4,456,405,874		¥ 5,279,902,398	¥ 8,091,990,270	$ 699,307,327
Restricted cash	10,702,719		11,875,079	42,902,719	1,679,490
Short-term bank deposits	2,076,355,000		2,230,229,000		325,825,409
Accounts receivable, net	191,388,528		199,744,129	188,099,873	30,033,036
Prepayments	80,716,962		66,257,313		12,666,253
Amounts due from related parties	37,158,946		9,045,078	24,043,850	5,831,049
Other current assets	376,366,810		236,704,095		59,060,165
Property and equipment, net	25,110,713		37,791,688		3,940,419
Long-term bank deposits	100,000,000		100,000,000		15,692,182
Intangible assets, net	161,540,392		141,671,881		25,349,213
Right-of-use assets	72,309,492		62,141,054		11,346,937
Investments	491,424,800		500,658,570		77,115,275
Other non-current assets	64,785,300		19,004,481		10,166,227
TOTAL ASSETS	8,156,902,381		8,907,957,330		1,279,995,979
LIABILITIES
Accounts payable	824,127,774		986,073,111		129,323,632
Advances from customers	7,476,002		10,910,989	17,134,532	1,173,148
Deferred revenue	235,134,242		242,013,205		36,897,694
Accrued expenses and other current liabilities	458,327,992		384,040,820		71,921,663
Amounts due to related parties	293,507,806		223,524,929	298,733,022	46,057,780
Lease liabilities	31,278,210		16,951,948		4,908,234
TOTAL LIABILITIES	1,898,314,269		1,930,574,343		$ 297,886,934
Income Statement
Net revenue	9,165,330,760	$ 1,438,240,398	9,601,873,937	7,283,230,253
Net income	(620,248,897)	(97,330,586)	404,735,526	33,348,128
Statement of Cash Flows
Net cash provided by(used in) operating activities	(586,257,769)	(91,996,635)	667,648,867	813,176,020
Net cash used in investing activities	(19,129,248)	(3,001,795)	(2,612,619,827)	(246,303,031)
Net cash used in financing activities	(107,151,908)	$ (16,814,473)	(479,194,681)	1,896,331,830
Consolidated VIEs [Member]
ASSETS
Cash and cash equivalents	189,362,884		577,710,921
Restricted cash	10,702,719		11,242,719
Short-term bank deposits	820,000,000		860,000,000
Accounts receivable, net	179,040,751		187,884,372
Prepayments	62,633,147		63,119,815
Amounts due from related parties	36,878,846		8,464,978
Other current assets	293,554,059		157,178,414
Property and equipment, net	7,688,346		15,236,373
Long-term bank deposits	100,000,000		100,000,000
Intangible assets, net	124,765,811		102,837,070
Right-of-use assets	60,036,918		32,361,695
Investments	252,607,366		310,111,384
Other non-current assets	59,613,379		4,766,301
TOTAL ASSETS	2,196,884,226		2,430,914,042
LIABILITIES
Accounts payable	851,736,160		868,771,872
Advances from customers	7,473,644		9,700,361
Deferred revenue	216,715,786		225,282,265
Accrued expenses and other current liabilities	255,957,711		208,531,141
Amounts due to related parties	283,757,603		215,467,131
Lease liabilities	57,164,354		30,212,470
TOTAL LIABILITIES	1,672,805,258		1,557,965,240
Income Statement
Net revenue	8,965,084,213		8,697,485,194	7,207,666,259
Net income	388,119,110		432,731,451	985,034,474
Statement of Cash Flows
Net cash provided by(used in) operating activities	(402,927,749)		899,235,343	816,655,741
Net cash used in investing activities	14,039,712		(1,179,665,550)	(133,917,000)
Net cash used in financing activities	¥ 0		¥ 0	¥ (1,363,044,149)